Personnel expenses - Pensions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Personnel expense
Pension expense	kr 6.0	kr 8.0	kr 0.0
Expected weighted average remaining service time for active employees	13 years 4 months 17 days	14 years 10 months 21 days
Expected weighted average duration for the present value	20 years 2 months 9 days	19 years 2 months 23 days
Average salary for active employees	kr 0.9	kr 0.9
Percentage of employees early retirement	20.00%
Retirement age for employees born on or before 1956	61 years
Retirement age for employees born on or after 1967	65 years